TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 2,811	$ 7,133	$ 5,314
Statutory tax rate	26.50%	26.50%	25.00%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate (26.5% and 25% for the years 2015, 2014 and 2013, respectively)	$ 745	$ 1,890	$ 1,329
Differences in tax rates on income deriving from foreign subsidiaries	5	14	(170)
Tax adjustments in respect of currency translation	42	$ 121	(203)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	$ 463		$ 223
Realization of carry forward losses		$ (769)
Taxes for previous years	$ 45
Other non-deductible expenses	309	$ 246	$ 339
Income tax expense	$ 1,609	$ 1,502	$ 1,518